OTHER GAINS/(LOSSES), NET (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2018
Housing mortgage agency service
Other Revenue, Net [Line Items]
Percentage of revenue earned	59.73%
Cars mortgage agency service
Other Revenue, Net [Line Items]
Percentage of revenue earned	40.27%